Note 20 - Non-current assets and disposal groups classified as held for sale (Table)	6 Months Ended
Jun. 30, 2018
Non-current assets and disposal groups classified as held for sale Abstract
Non-current assets and disposal groups classified as held for sale. Breakdown by items
Non-current assets and disposal groups classified as held for sale Breakdown by items (Millions of euros)
	June 2018	December 2017
Foreclosures and recoveries	6,060	6,207
Foreclosures (*)	5,890	6,047
Recoveries from financial leases	170	160
Other assets from tangible assets	398	447
Property, plant and equipment	398	447
Business sale - Assets (**)	18,289	18,623
Accrued amortization (***)	(50)	(77)
Impairment losses	(1,093)	(1,348)
Total Non-current assets and disposal groups classified as held for sale	23,604	23,853

(*) Corresponds to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).

(**) Corresponds mainly to the BBVA´s stake in BBVA Chile (see note 3).

(***) Amortization accumulated until related asset reclassified as “non-current assets and disposal groups held for sale”